Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents.
Bank balances	$ 35,738	$ 4,260
Cash and cash equivalents	35,738	4,260
Overdrafts	(11,898)	(12,928)
Net cash and cash equivalents	$ 23,840	$ (8,668)	$ (11,032)	$ 1,496